TRADING ASSETS AND LIABILITIES - Trading derivative liabilities (Details) - COP ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of financial liabilities [line items]
Derivative liabilities	$ 1,951,439	$ 1,011,934
Forward contract [member]
Disclosure of financial liabilities [line items]
Derivative liabilities	1,030,505	688,668
Forward contracts, Foreign currency to buy
Disclosure of financial liabilities [line items]
Derivative liabilities	940,232	62,051
Forward contracts, Foreign currency to sell
Disclosure of financial liabilities [line items]
Derivative liabilities	51,415	610,639
Forward contracts, Debt securities to buy
Disclosure of financial liabilities [line items]
Derivative liabilities	38,193	15,350
Forward contracts, Debt securities to sell
Disclosure of financial liabilities [line items]
Derivative liabilities	665	628
Swap contract [member]
Disclosure of financial liabilities [line items]
Derivative liabilities	868,911	274,277
Currency swap contract [member]
Disclosure of financial liabilities [line items]
Derivative liabilities	36,441	52,455
Interest rate swap contract [member]
Disclosure of financial liabilities [line items]
Derivative liabilities	832,470	221,822
Option contract [member]
Disclosure of financial liabilities [line items]
Derivative liabilities	52,023	48,989
Options Contracts, Foreign currency to sell
Disclosure of financial liabilities [line items]
Derivative liabilities	$ 52,023	$ 48,989